SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Oct. 31, 2016
Leases
Operating Leases 2022	$ 615
Operating Leases 2022	548
Operating Leases 2022	429
Operating Leases 2022	435
Operating Leases 2022	435
Operating Leases 2022	145
Operating Leases 2022	2,607
Operating Leases 2022	(255)
Operating Leases 2022	$ 2,352	$ 2,200